Cover	Aug. 23, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 23, 2024
Entity Registrant Name	ALTISOURCE ASSET MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code	VI
Entity File Number	001-36063
Entity Tax Identification Number	66-0783125
Entity Address, Address Line One	5020 Anchor's Way, Suite 2
Entity Address, City or Town	Christiansted
Entity Address, Country	VI
Entity Address, Postal Zip Code	00820
City Area Code	340
Local Phone Number	-2626
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	AAMC
Security Exchange Name	NYSEAMER
Entity Central Index Key	0001555074
Amendment Flag	false